Mezzanine Equity (Details) - USD ($) $ in Thousands	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 06, 2017
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests	$ (61)	$ 363		$ 1,484	$ 1,147	$ 2
Ashford Holdings
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests	$ 12	4		19	4	2
Redeemable noncontrolling interests	0.20%
J&S
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests	$ (355)	0		$ (136)	$ 0	0
Redeemable noncontrolling interests	15.00%		0.00%	15.00%	0.00%
OpenKey
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests	$ 282	$ 359	$ 1,100	$ (1,329)	$ (1,143)	$ 0
Redeemable noncontrolling interests	29.65%		46.31%	39.59%	46.31%
Ashford LLC
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interests	0.20%			0.20%			0.20%